Segment Reporting - Disclosure of Operating Segment Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2021
Revenue
License revenue	$ 0	$ 170,369		$ 0
Other income
Research material sales	191,721	84,018		312,841
Grant income	3,314,001	4,459,974		3,549,965
Net gain on fair value movement of warrants	131,896	591,070		(8,663,013)
Net gain on foreign exchange	623,511	1,228,122		0
Interest income	938,999	224,520		105,327
Total revenue and other income	5,200,128	6,758,073		3,968,133
Segment Result	(39,896,348)	(32,210,792)		(29,902,591)
Profit/(loss) before income tax expense	(39,896,348)	(32,210,792)		(29,902,591)
Income tax expense	0	(34)	[1]	(33)	[1]
Loss after income tax expense	(39,896,348)	(32,210,826)		(29,902,624)
Total segment assets	147,448,990	102,169,550		82,030,533
Total segment liabilities	10,979,601	8,092,184		8,758,922
Immunotherapy [Member]
Revenue
License revenue		170,369
Other income
Research material sales	191,721	84,018		312,841
Grant income	3,314,001	4,459,974		3,549,965
Total revenue and other income	3,505,722	4,714,361		3,862,806
Segment Result	(41,431,305)	(33,929,768)		(19,665,904)
Profit/(loss) before income tax expense	(41,431,305)	(33,929,768)		(19,665,904)
Total segment assets	147,448,990	102,169,550		82,030,533
Total segment liabilities	10,979,601	8,092,184		8,758,922
Unallocated [member]
Other income
Net gain on fair value movement of warrants	131,896	591,070
Net gain on foreign exchange	623,511	1,228,122
Interest income	938,999	224,520		105,327
Total revenue and other income	1,694,406	2,043,712		105,327
Segment Result	1,534,957	1,718,976		(10,236,687)
Profit/(loss) before income tax expense	$ 1,534,957	$ 1,718,976		$ (10,236,687)

[1]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.